SHARE-BASED COMPENSATION AND OTHER PLANS (Details 5) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended															1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 LTPUs	Dec. 31, 2010 LTPUs	Dec. 31, 2011 LTIP Y	Dec. 31, 2011 Liability Awards	Dec. 31, 2011 Stock Salary Awards	Dec. 31, 2010 Stock Salary Awards	Dec. 31, 2009 Stock Salary Awards - Top 25 employee installment	Dec. 31, 2009 Stock Salary Awards - Top 26 to 100 employee	Dec. 31, 2011 RSUs	Dec. 31, 2011 TARP RSUs	Dec. 31, 2011 TARP RSUs - Top 25 employee	Dec. 31, 2011 TARP RSUs - Top 26-100 employee	Mar. 31, 2010 Other RSUs	Dec. 31, 2011 Other RSUs employee	Dec. 31, 2010 Other RSUs	Dec. 31, 2009 Other RSUs	Dec. 31, 2011 Cash awards LTIP	Dec. 31, 2010 Cash awards LTIP	Dec. 31, 2011 SARs	Mar. 31, 2010 SARs LTIP D	Dec. 31, 2011 SARs LTIP Y	Jan. 19, 2011 SARs LTIP	Dec. 31, 2009 SARs LTIP
Other Share-Settled Awards Under Share-Based Plans
Number of shares of common stock upon which fair value of unsettled or unvested liability awards are remeasured							1
A member of the Company's most highly compensated employees										1	1
Number of most highly compensated employees										20	75			25
Computation of strike price based on the average share price of the entity's shares for the specified number of days prior the grant date																							30
Vesting period, from date of grant														3 years	2 years
Number of employees to whom awards were granted										25
Number of compensation installments settled on the first, second, and third anniversaries of grant										3
Cash paid to settle awards								$ 6	$ 18
Compensation expense	$ (16)	$ 333	$ 209	$ 37	$ (156)			$ 39	$ (36)			$ 75	$ 3				$ (2)	$ 8	$ 9	$ 199	$ 258	$ (42)
Share-based Compensation Arrangement by Share-based Payment Award Transfer Period															first anniversary of grant
Weighted average percentage of hybrid securities					80.00%
Weighted average percentage of common stock					20.00%
Number of employees to whom award was granted, low end of range											26				26		26
Number of employees to whom award was granted, high end of range											100				100		100
Installment percentage for award settlement													25.00%
Awards issued to certain employees (in shares)													938,226			301,645	271,131					8,745,612
Contingent performance measurement period (in years)						2
Low end of range of contingent performance target amount						zero
High end of range of contingent performance target amount						twice the target amount
Contingent performance cash portion maximum period (in years)						2
Contingent performance cliff-vests period (in years)																								2
Strike price (in dollars per share)																								$ 37.40	$ 31.91	$ 26.97
Revised strike price (in dollars per share)																								$ 26.97